Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	35,134,655	31,788,582
Common stock, shares outstanding	34,972,589	31,626,516
Treasury stock, shares	162,066	162,066
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, liquidation preference	$ 5,659	$ 5,659
Preferred stock, stated value	$ 1,000	$ 1,000
Preferred stock, shares designated	10,000	10,000
Preferred stock, shares issued	5,659	5,659
Preferred stock, shares outstanding	5,659	5,659